EARNINGS (LOSSES) PER SHARE - Schedule of earnings per share basic and diluted (losses) from continuing operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Denominator:
Weighted average number of ordinary shares outstanding	1,601,626,031	1,119,383,655
Earnings (losses) per share from continuing operations - basic	$ (0.01)	$ 0
Numerator:
Net income (loss) from continuing operations attributable to ordinary shareholders	$ (13,810,000)	$ 21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,601,626,031	1,119,383,655
Denominator used for earnings (losses) per share	1,601,626,031	1,119,383,655
Earnings (losses) per share from continuing operations-diluted	$ (0.01)	$ 0.02
Common Class A
Numerator:
Net income (loss) from continuing operations -basic	$ (13,899,000)	$ 21,000
Denominator:
Weighted average number of ordinary shares outstanding	1,601,625,932	1,119,383,556
Earnings (losses) per share from continuing operations - basic	$ (0.01)	$ 0
Numerator:
Net income (loss) from continuing operations - diluted	$ (13,899,000)	$ 21,000
Reallocation of net income (loss) from continuing operations as a result of conversion of Class B to Class A shares	0
Net income (loss) from continuing operations attributable to ordinary shareholders	$ (13,899,000)	$ 21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	1,601,625,932	1,119,383,556
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for earnings (losses) per share	1,601,626,031	1,119,383,655
Earnings (losses) per share from continuing operations-diluted	$ (0.01)	$ 0
Earnings (losses) from continuing operations per ADS:
Denominator used for earnings (losses) per ADS - basic	16,016,259	11,193,836
Denominator used for earnings (losses) per ADS - diluted	16,016,260	11,193,837
Earnings (losses) from continuing operations per ADS - basic	$ (0.87)	$ 0
Earnings (losses) from continuing operations per ADS - diluted	$ (0.87)	$ 0
Common Class B
Numerator:
Net income (loss) from continuing operations -basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding	99	99
Earnings (losses) per share from continuing operations - basic	$ 0
Numerator:
Net income (loss) from continuing operations - diluted	$ 0
Reallocation of net income (loss) from continuing operations as a result of conversion of Class B to Class A shares	0
Net income (loss) from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for earnings (losses) per share	99	99
Earnings (losses) per share from continuing operations-diluted	$ 0
Earnings (losses) from continuing operations per ADS:
Denominator used for earnings (losses) per ADS - basic	0
Denominator used for earnings (losses) per ADS - diluted	0
Earnings (losses) from continuing operations per ADS - basic	$ 0
Earnings (losses) from continuing operations per ADS - diluted	$ 0